Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Net Fair Value of Assets and Liabilities at Acquisition Date

The net fair value of Fertinal’s assets and liabilities as of the date of acquisition is:

	Fair value
Cash and cash equivalents	Ps.	(6,943)
Accounts receivable		102,121
Inventories		762,254
Properties, plant and equipment		9,811,928
Other assets		1,671,718

Total assets		12,341,078

Accounts payable	Ps.	2,331,540
Debt		9,365,152
Deferred taxes		328,578

Total liabilities		12,025,270

Total assets, net	Ps.	315,808

Transaction value	Ps.	4,322,826

Goodwill	Ps.	4,007,018